Income and Expenses (Details 1) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income And Expenses
Other bad debt expenses	₩ 595,861	₩ 347,419
Losses on disposal of Property and Equipment	781,522	329,882	31,975
Impairment loss on Property and Equipment	152,816	964,626	2,246
Impairment loss on Intangible Assets	2,897,920
Donations	1,000
Impairment losses on goodwill	129,071,743
Miscellaneous expenses	195,506	1,158	1,326
Total	₩ 133,696,368	₩ 1,643,085	₩ 35,547